Stock-Based Compensation (Details) (2004 Long-Term Incentive Compensation Plan [Member], USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Y	Jun. 30, 2011
2004 Long-Term Incentive Compensation Plan [Member]
Stock Based Compensation (Textual) [Abstract]
Stock options granted during the period			371,000
Weighted-average fair value per option for options granted			$ 18.62
Weighted average exercise price per share for options granted	$ 55.06		$ 55.06
Restricted stock and units granted during the period			1,423,000
Weighted-average fair value per stock or unit granted, restricted stock			$ 55.04
Compensation expense, net of reimbursements	$ 16	$ 18	$ 34	$ 37
Unrecognized compensation cost of nonvested options and restricted stock, net of estimated forfeitures	$ 99		$ 99
Weighted-average period of unrecognized compensation cost expected to be recognized			1.74